Schedule of post-employment health care plan amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Actuarial liabilities	R$ 584,288	R$ 758,426
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Present value of obligations	584,288	678,880	R$ 892,396
Actuarial liabilities	R$ 584,288	R$ 678,880	R$ 892,396	R$ 897,137